OPERATING SEGMENTS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Segments
Expected losses on financial assets	R$ 151	R$ (1,118)
Business models/effective interest rate/others	1,691	273
Insurance contracts	(1,347)	1,686
Business combination	R$ 4,654	R$ 4,431